Intangible Assets (Details) - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cost	$ 10,828	$ 7,718
Accumulated Amortization	238	129
Intangible Assets, Net	10,590	7,589	$ 7,718
Patents [Member]
Cost	7,718	7,718
Accumulated Amortization	238	129
Intangible Assets, Net	7,480	$ 7,589
Website [Member]
Cost	$ 3,110
Accumulated Amortization
Intangible Assets, Net	$ 3,110